Accrued liabilities	3 Months Ended
Mar. 31, 2016
Accrued liabilities
Accrued liabilities

4. Accrued liabilities

Accrued liabilities consist of the following (in thousands):

	March 31,	December 31,
	2016	2015
Consulting and professional fees	$3,361	$1,288
Employee compensation	518	1,172
Accrual for termination of license agreement with Antisense Therapeutics	767	—
Other	163	225
Total accrued liabilities	$4,809	$2,685